Significant accounting policies (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Significant accounting policies
Accumulated deficit	¥ (61,457)	$ (8,949)	¥ (78,304)	$ (11,353)	¥ (176,403)
Convenience translation	6.8676	6.8676	6.8972	6.8972
ASU 2016-13 | Effect of adoption
Significant accounting policies
Accumulated deficit			¥ 1,028